Goldman Sachs MarketBeta US 1000 Equity ETF Performance Management - Goldman Sachs MarketBeta US 1000 Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (Russell 1000® Index) (the "Regulatory Benchmark") and the Fund's Index.The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broad measure of market performance, to comply with regulatory requirements.For additional information about the Regulatory Benchmark, please see “Additional Benchmark Information” on page 14 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (Russell 1000® Index) (the "Regulatory Benchmark") and the Fund's Index.
Performance Additional Market Index [Text]	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broad measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	CALENDAR YEAR
Bar Chart Closing [Text Block]	ReturnsQuarter endedYear-to-Date Return14.63%September 30, 2025During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return11.92%December 31, 2023Worst Quarter Return-3.14%September 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Goldman Sachs MarketBeta US 1000 ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	14.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	11.92%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(3.14%)
Lowest Quarterly Return, Date	Sep. 30, 2023